Long -Term Debt and other financial liabilities - Schedule of annual lease liability (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 9,328
2025	9,328
2026	9,328
2027	9,328
2028	9,328
2029 and thereafter	114,272
Finance Lease, Liability, to be Paid, Total	$ 160,912